Document and Entity Information	3 Months Ended
	Mar. 31, 2014	May 15, 2014
Document And Entity Information
Entity Registrant Name	MOBIVITY HOLDINGS CORP.
Entity Central Index Key	0001447380
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		22,237,762
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014